Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Disclosure of geographical location
Product Sales	$ 25,890	$ 23,565	$ 21,049
Number of transactions with wholesaler | customer	1	1	1
Customer one
Disclosure of geographical location
Product Sales	$ 3,321	$ 3,078	$ 2,704
UK
Disclosure of geographical location
Product Sales	611	458	469
Europe
Disclosure of geographical location
Product Sales	4,446	3,891	4,388
The Americas
Disclosure of geographical location
Product Sales	10,004	9,032	8,177
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	$ 10,829	$ 10,184	$ 8,015